PROVISIONS (CURRENT AND NON-CURRENT) (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Non-current provisions [Abstract]
Non-current provisions beginning balance	€ 27.2	€ 32.5		€ 41.9
Increase	4.7	9.8		15.1
Used Reversals	(0.4)	(6.8)		(23.5)
Unused Reversals	(1.9)	(1.9)		(11.8)
Other	(3.5)	(6.4)		10.8
Non-current provisions ending balance	26.1	27.2		32.5
Current provisions [Abstract]
Current provisions beginning balance	113.0	398.2		183.2
Increase	63.2	30.2		289.0
Used Reversals	(39.8)	(295.8)		(47.5)
Unused Reversals	(4.6)	(19.0)		(48.4)
Other	(11.2)	(0.6)		21.9
Current provisions ending balance	120.6	113.0		398.2
Provisions [Abstract]
Provisions beginning balance	140.2	430.7		225.1
Increase	67.9	40.0		304.1
Used Reversals	(40.2)	(302.6)		(71.0)
Unused Reversals	(6.5)	(20.9)		(60.2)
Other	(14.7)	(7.0)		32.7
Provisions ending balance	146.7	140.2		430.7
Additional provisions [Abstract]
Provision regarding DOJ related to investigation of offshore platform projects				220.8
Contingencies Related to Contracts [Member]
Current provisions [Abstract]
Current provisions beginning balance	37.3	38.5	[1]	79.0	[1]
Increase	13.2	8.4		15.6	[1]
Used Reversals	(0.6)	(4.6)		(10.4)	[1]
Unused Reversals	(2.2)	(5.5)		(28.1)	[1]
Other	(5.6)	0.5		(17.6)	[1]
Current provisions ending balance	42.1	37.3		38.5	[1]
Tax [Member]
Current provisions [Abstract]
Current provisions beginning balance	0.0	0.0
Increase		0.0
Used Reversals		0.0
Unused Reversals		0.0
Other		0.0
Current provisions ending balance		0.0		0.0
Litigation [Member]
Non-current provisions [Abstract]
Non-current provisions beginning balance	6.7	4.9		3.7
Increase	0.0	3.7		1.0
Used Reversals	0.0	(1.9)		(0.9)
Unused Reversals	0.0	0.0		0.0
Other	(1.5)	0.0		1.1
Non-current provisions ending balance	5.2	6.7		4.9
Current provisions [Abstract]
Current provisions beginning balance	61.8	302.7	[2]	23.0	[2]
Increase	15.8	0.1		224.7	[2]
Used Reversals	(1.6)	(259.9)		(0.1)	[2]
Unused Reversals	(1.4)	0.0		0.0	[2]
Other	(14.9)	18.8		55.1	[2]
Current provisions ending balance	59.7	61.8		302.7	[2]
Restructuring Obligations [Member]
Non-current provisions [Abstract]
Non-current provisions beginning balance	5.8	0.0
Increase	4.2	1.8
Used Reversals	(0.3)	(0.3)
Unused Reversals	(1.0)	(1.8)
Other	(0.3)	6.1
Non-current provisions ending balance	8.4	5.8		0.0
Current provisions [Abstract]
Current provisions beginning balance	2.3	0.0
Increase	28.8	0.0
Used Reversals	(23.5)	(2.2)
Unused Reversals	(0.1)	0.0
Other	1.8	4.5
Current provisions ending balance	9.3	2.3		0.0
Provisions for Claims [Member]
Non-current provisions [Abstract]
Non-current provisions beginning balance	7.7	5.6		8.2
Increase	0.4	2.2		0.0
Used Reversals	0.0	0.0		0.0
Unused Reversals	(0.4)	0.0		(2.6)
Other	0.0	(0.1)		0.0
Non-current provisions ending balance	7.7	7.7		5.6
Current provisions [Abstract]
Current provisions beginning balance	0.3	13.3		16.3
Increase	0.0	5.0		0.0
Used Reversals	0.0	(18.0)		(3.0)
Unused Reversals	0.0	0.0		0.0
Other	0.0	0.0		0.0
Current provisions ending balance	0.3	0.3		13.3
Other Non-current Provisions [Member]
Non-current provisions [Abstract]
Non-current provisions beginning balance	7.0	22.0		30.0
Increase	0.1	2.1		14.1
Used Reversals	(0.1)	(4.6)		(22.6)
Unused Reversals	(0.5)	(0.1)		(9.2)
Other	(1.7)	(12.4)		9.7
Non-current provisions ending balance	4.8	7.0		22.0
Other Current Provisions [Member]
Current provisions [Abstract]
Current provisions beginning balance	11.3	43.7		64.9
Increase	5.4	16.7		48.7
Used Reversals	(14.1)	(11.2)		(34.0)
Unused Reversals	(0.9)	(13.5)		(20.3)
Other	7.5	(24.4)		(15.6)
Current provisions ending balance	€ 9.2	€ 11.3		€ 43.7

[1]	Provisions recognized on contingencies on contracts are related to claims on completed contracts post final acceptance.
[2]	A provision of 220.8 million was recorded in 2018 regarding the DOJ related to investigation of offshore platform projects awarded between 2003 and 2007, performed in Brazil by a joint venture company in which the Technip Energies Group was a minority participant, and also certain other projects performed by the members of the Technip Energies Group in Brazil between 2002 and 2013.